Trade and other payables- Summary of trade and other payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other accounts payables:
Payables to partners for joint operations (1)		$ 50,159
Total noncurrent other accounts payables		50,159
Total noncurrent		50,159
Accounts payable:
Suppliers	$ 196,484	119,255
Total current accounts payables	196,484	119,255
Other accounts payables:
Payables to third parties (2)	23,880
Extraordinary fee for Gas IV Plan	488	220
Payables to partners of joint operations (1)	161	19,007
Total current other accounts payables	24,529	19,227
Total current	$ 221,013	$ 138,482